FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Cash	$ 7,608,149	$ 3,017,704	$ 5,304,097	$ 4,100,608
Level 1
Disclosure of financial assets [line items]
Cash	7,608,149	3,017,704	5,304,097
Level 2
Disclosure of financial assets [line items]
Cash	0	0	0
Level 3
Disclosure of financial assets [line items]
Cash	$ 0	$ 0	$ 0